Prepaid expenses and other assets (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of prepaid expenses and other current assets

The Company had the following prepaid expenses at the end of each reporting period:

	March 31, 2026	December 31, 2025
	$	$
Prepaid insurance	1,187	1,403
Prepaid research and development	-	1
Other	72	184
	1,259	1,588